Staff costs - Schedule of functional breakdown of final employment by gender (Details)	12 Months Ended
Dec. 31, 2024 people
Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	1,456
Number of employees - women	661
Number of employees - others	0
Number of employees - undeclared	1
Percentage of employees - men	69.00%
Percentage of employees - women	31.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	16,713
Number of employees - women	10,714
Number of employees - others	1
Number of employees - undeclared	10
Percentage of employees - men	61.00%
Percentage of employees - women	39.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	80,208
Number of employees - women	96,944
Number of employees - others	5
Number of employees - undeclared	40
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
Europe | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	959
Number of employees - women	443
Number of employees - others	0
Number of employees - undeclared	1
Percentage of employees - men	68.00%
Percentage of employees - women	32.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
Europe | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	8,850
Number of employees - women	5,096
Number of employees - others	1
Number of employees - undeclared	6
Percentage of employees - men	63.00%
Percentage of employees - women	37.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
Europe | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	32,654
Number of employees - women	39,201
Number of employees - others	3
Number of employees - undeclared	37
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
North America | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	198
Number of employees - women	72
Number of employees - others	0
Number of employees - undeclared	0
Percentage of employees - men	73.00%
Percentage of employees - women	27.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
North America | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	3,881
Number of employees - women	2,622
Number of employees - others	0
Number of employees - undeclared	3
Percentage of employees - men	60.00%
Percentage of employees - women	40.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
North America | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	15,047
Number of employees - women	19,571
Number of employees - others	2
Number of employees - undeclared	3
Percentage of employees - men	43.00%
Percentage of employees - women	57.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
South America | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	299
Number of employees - women	146
Number of employees - others	0
Number of employees - undeclared	0
Percentage of employees - men	67.00%
Percentage of employees - women	33.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
South America | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	3,982
Number of employees - women	2,996
Number of employees - others	0
Number of employees - undeclared	1
Percentage of employees - men	57.00%
Percentage of employees - women	43.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%
South America | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	32,507
Number of employees - women	38,172
Number of employees - others	0
Number of employees - undeclared	0
Percentage of employees - men	46.00%
Percentage of employees - women	54.00%
Percentage of employees - non-binary	0.00%
Percentage of employees - undeclared	0.00%